Annual Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenues	$ 109,887	$ 124,920
Expenses
Operating costs	(132,640)	(145,818)
Professional, consulting and management fees	(12,500)	(16,304)
Foreign exchange gain (loss)	8,679	(12,517)
Other general and administrative expenses	(8,306)	(5,429)
Share-based payments	(2,289)	(1,321)
Finance costs	(13,143)	(9,460)
Interest income	283	1,523
Technology start-up costs	(714)	(3,392)
Recovery (write-down) of vanadium assets	294	(1,119)
Exploration and evaluation costs	(216)	(2,328)
Gain on disposal of interest in subsidiary	5,179	0
Share of net loss from investment in associate	(6,189)	0
Total Expenses	(161,562)	(196,165)
Net loss before tax	(51,675)	(71,245)
Income tax recovery	0	2,813
Deferred income tax (expense) recovery	(17,063)	17,867
Net loss	(68,738)	(50,565)
Items that subsequently will be reclassified to operations:
Unrealized gain (loss) on foreign currency translation	10,083	(35,327)
Other comprehensive loss	(58,655)	(85,892)
Net loss attributable to:
Owners of the Company	(68,509)	(49,828)
Non-controlling interests	(229)	(737)
Net loss	(68,738)	(50,565)
Comprehensive loss attributable to:
Owners of the Company	(58,426)	(85,155)
Non-controlling interests	(229)	(737)
Other comprehensive loss	$ (58,655)	$ (85,892)
Basic loss per Common Share	$ (1.01)	$ (0.78)
Diluted loss per Common Share	$ (1.01)	$ (0.78)
Weighted Average Number of Shares Outstanding (in 000's)
- Basic	67,833	64,088
- Diluted	67,833	64,088